iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
April 30, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .3%
Lockheed Martin Corp. ..................... 119,758 $ 55,621,603
Northrop Grumman Corp. ................... 73,767 34,026,504
89,648,107
a
Air Freight & Logistics  —  2 .0%
CH Robinson Worldwide, Inc.
(a)
............... 1,939,280 195,615,174
Expeditors International of Washington, Inc.
(a)
...... 2,705,422 307,985,240
United Parcel Service, Inc. , Class B ............ 454,367 81,699,730
585,300,144
a
Banks  —  0 .5%
First Horizon Corp. ........................ 8,876,296 155,778,995
a
Beverages  —  2 .3%
Keurig Dr Pepper, Inc. ..................... 6,615,972 216,342,284
PepsiCo, Inc. ........................... 2,400,814 458,291,385
674,633,669
a
Biotechnology  —  6 .9%
AbbVie, Inc. ............................ 2,193,674 331,508,015
Amgen, Inc. ............................ 738,905 177,145,085
BioMarin Pharmaceutical, Inc.
(a) (b)
.............. 1,255,777 120,604,823
Gilead Sciences, Inc. ...................... 5,209,358 428,261,321
Horizon Therapeutics PLC
(b)
................. 2,017,966 224,317,100
Incyte Corp.
(b)
........................... 1,686,680 125,505,859
Neurocrine Biosciences, Inc.
(b)
................ 593,827 60,000,280
Regeneron Pharmaceuticals, Inc.
(a) (b)
............ 295,011 236,536,870
Seagen, Inc.
(b)
........................... 897,012 179,402,400
Vertex Pharmaceuticals, Inc.
(b)
................ 463,454 157,912,681
2,041,194,434
a
Broadline Retail  —  0 .0%
eBay, Inc. .............................. 320,158 14,864,936
a
Capital Markets  —  2 .2%
Cboe Global Markets, Inc. ................... 1,753,988 245,032,123
CME Group, Inc. , Class A ................... 733,988 136,352,951
Intercontinental Exchange, Inc. ............... 1,616,349 176,068,896
MarketAxess Holdings, Inc. .................. 115,926 36,907,361
Tradeweb Markets, Inc. , Class A ............... 918,936 64,702,284
659,063,615
a
Chemicals  —  1 .5%
Air Products and Chemicals, Inc. .............. 329,860 97,097,590
CF Industries Holdings, Inc. .................. 1,512,001 108,229,031
Corteva, Inc. ............................ 2,264,117 138,382,831
Linde PLC ............................. 75,308 27,822,541
Sherwin-Williams Co. (The) .................. 344,486 81,829,204
453,361,197
a
Commercial Services & Supplies  —  5 .0%
Republic Services, Inc. ..................... 3,253,474 470,517,410
Rollins, Inc. ............................. 2,576,440 108,854,590
Waste Connections, Inc. .................... 3,107,036 432,344,059
Waste Management, Inc. .................... 2,702,620 448,770,051
1,460,486,110
a
Communications Equipment  —  3 .0%
Cisco Systems, Inc. ....................... 9,115,007 430,684,081
Juniper Networks, Inc. ..................... 1,125,958 33,947,634
Motorola Solutions, Inc. .................... 1,417,399 413,030,068
877,661,783
a
Security Shares Value
a
Consumer Staples Distribution & Retail  —  3 .4%
Dollar General Corp. ...................... 1,163,508 $ 257,670,482
Kroger Co. (The) ......................... 5,873,188 285,613,132
Target Corp.
(a)
........................... 562,727 88,770,184
Walmart, Inc. ............................ 2,402,918 362,768,531
994,822,329
a
Containers & Packaging  —  0 .7%
Amcor PLC ............................. 12,132,130 133,089,466
International Paper Co. ..................... 736,523 24,386,276
Packaging Corp. of America ................. 293,437 39,690,289
197,166,031
a
Diversified Telecommunication Services  —  2 .0%
AT&T, Inc. .............................. 7,600,485 134,300,570
Liberty Global PLC , Class C , NVS
(b)
............ 721,653 14,678,422
Verizon Communications, Inc. ................ 11,299,778 438,770,380
587,749,372
a
Electric Utilities  —  4 .9%
Alliant Energy Corp. ....................... 556,140 30,665,560
American Electric Power Co., Inc. .............. 1,414,998 130,774,115
Duke Energy Corp. ....................... 4,500,522 445,011,615
Evergy, Inc. ............................. 324,162 20,133,702
Eversource Energy ....................... 841,551 65,312,773
NextEra Energy, Inc. ...................... 1,651,306 126,539,579
Southern Co. (The) ....................... 4,585,505 337,263,893
Xcel Energy, Inc. ......................... 4,178,895 292,146,549
1,447,847,786
a
Electronic Equipment, Instruments & Components  —  1 .9%
Amphenol Corp. , Class A ................... 2,976,573 224,641,964
Arrow Electronics, Inc.
(a) (b)
................... 650,131 74,394,491
Keysight Technologies, Inc.
(a) (b)
................ 1,736,505 251,168,083
550,204,538
a
Entertainment  —  1 .9%
Activision Blizzard, Inc.
(b)
.................... 3,961,520 307,849,719
Electronic Arts, Inc. ....................... 1,880,228 239,315,420
547,165,139
a
Financial Services  —  4 .2%
Berkshire Hathaway, Inc. , Class B
(b)
............ 1,390,446 456,831,033
Fiserv, Inc.
(b)
............................ 1,222,517 149,293,776
Jack Henry & Associates, Inc. ................ 1,205,679 196,935,608
Mastercard, Inc. , Class A .................... 530,678 201,673,561
Visa, Inc. , Class A ........................ 1,007,110 234,384,710
1,239,118,688
a
Food Products  —  5 .3%
Campbell Soup Co. ....................... 1,089,061 59,136,012
General Mills, Inc. ........................ 3,673,485 325,580,976
Hershey Co. (The) ........................ 1,545,995 422,149,395
Hormel Foods Corp. ....................... 4,389,951 177,529,618
J M Smucker Co. (The) ..................... 600,081 92,658,507
Kellogg Co. ............................. 4,140,836 288,906,128
Mondelez International, Inc. , Class A ............ 2,424,041 185,972,426
1,551,933,062
a
Ground Transportation  —  1 .3%
Knight-Swift Transportation Holdings, Inc. , Class A .. 264,297 14,885,207
Norfolk Southern Corp. ..................... 274,083 55,647,071
Old Dominion Freight Line, Inc.
(a)
.............. 761,759 244,059,966
U-Haul Holding Co. , Series N , NVS
(a)
........... 1,297,727 70,207,031
384,799,275
a

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Health Care Equipment & Supplies  —  1 .7%
Abbott Laboratories ....................... 1,044,463 $ 115,381,827
Baxter International, Inc. .................... 722,178 34,433,447
Becton Dickinson & Co. .................... 891,881 235,733,067
Hologic, Inc.
(a) (b)
.......................... 887,194 76,307,556
Medtronic PLC .......................... 550,986 50,112,177
511,968,074
a
Health Care Providers & Services  —  3 .4%
AmerisourceBergen Corp. ................... 322,257 53,768,580
CVS Health Corp. ........................ 157,267 11,529,244
Elevance Health, Inc. ...................... 173,463 81,293,435
Humana, Inc. ........................... 192,654 102,201,020
Laboratory Corp. of America Holdings ........... 361,928 82,052,697
McKesson Corp. ......................... 325,409 118,526,974
Molina Healthcare, Inc.
(b)
.................... 224,840 66,977,588
Quest Diagnostics, Inc. ..................... 654,511 90,852,672
UnitedHealth Group, Inc. .................... 821,898 404,447,787
1,011,649,997
a
Hotels, Restaurants & Leisure  —  1 .8%
Domino's Pizza, Inc. ....................... 336,228 106,742,303
McDonald's Corp. ........................ 1,472,774 435,572,911
542,315,214
a
Household Durables  —  0 .2%
Garmin Ltd. ............................. 688,396 67,579,835
a
Household Products  —  2 .4%
Church & Dwight Co., Inc. ................... 1,253,266 121,717,194
Colgate-Palmolive Co. ..................... 1,280,473 102,181,745
Kimberly-Clark Corp. ...................... 633,554 91,795,639
Procter & Gamble Co. (The) ................. 2,523,891 394,686,075
710,380,653
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 538,086 57,155,495
Honeywell International, Inc. ................. 378,947 75,728,768
132,884,263
a
Insurance  —  6 .1%
American Financial Group, Inc. ............... 886,887 108,847,642
Aon PLC , Class A ........................ 491,156 159,714,108
Arthur J Gallagher & Co. .................... 1,521,116 316,483,395
Assurant, Inc. ........................... 839,456 103,362,217
Chubb Ltd. ............................. 163,626 32,980,457
Erie Indemnity Co. , Class A , NVS .............. 374,498 81,389,650
Hartford Financial Services Group, Inc. (The) ...... 366,496 26,017,551
Marsh & McLennan Companies, Inc. ............ 1,764,020 317,858,764
Progressive Corp. (The)
(a)
................... 2,436,490 332,337,236
Travelers Companies, Inc. (The) ............... 1,196,149 216,670,430
Willis Towers Watson PLC ................... 429,674 99,512,498
1,795,173,948
a
Interactive Media & Services  —  1 .1%
Alphabet, Inc. , Class C , NVS
(b)
................ 2,897,852 313,605,544
a
IT Services  —  3 .6%
Accenture PLC , Class A .................... 1,276,522 357,796,351
Akamai Technologies, Inc.
(b)
.................. 1,588,271 130,190,574
Cognizant Technology Solutions Corp. , Class A ..... 1,721,445 102,787,481
Gartner, Inc.
(b)
........................... 145,438 43,989,177
International Business Machines Corp. .......... 2,146,065 271,284,077
VeriSign, Inc.
(b)
.......................... 749,727 166,289,449
1,072,337,109
a
Security Shares Value
a
Life Sciences Tools & Services  —  1 .4%
Danaher Corp.
(a)
......................... 1,188,394 $ 281,542,423
Thermo Fisher Scientific, Inc. ................. 139,213 77,249,294
West Pharmaceutical Services, Inc. ............ 122,698 44,323,425
403,115,142
a
Machinery  —  0 .2%
Illinois Tool Works, Inc. ..................... 141,912 34,334,189
Otis Worldwide Corp. ...................... 231,403 19,738,676
54,072,865
a
Media  —  0 .9%
Charter Communications, Inc. , Class A
(a) (b)
........ 87,734 32,347,526
Comcast Corp. , Class A .................... 3,229,935 133,622,411
Fox Corp. , Class B ........................ 545,541 16,660,822
Liberty Broadband Corp. , Class C , NVS
(b)
........ 858,430 72,777,695
255,408,454
a
Metals & Mining  —  1 .1%
Newmont Corp. .......................... 6,569,454 311,392,120
a
Multi-Utilities  —  3 .0%
Ameren Corp. ........................... 926,465 82,427,591
CMS Energy Corp. ........................ 995,708 61,992,780
Consolidated Edison, Inc. ................... 3,334,224 328,321,037
Dominion Energy, Inc. ...................... 1,390,848 79,473,055
DTE Energy Co. ......................... 571,333 64,223,543
WEC Energy Group, Inc. .................... 2,748,414 264,314,974
880,752,980
a
Oil, Gas & Consumable Fuels  —  0 .5%
Cheniere Energy, Inc. ...................... 705,999 108,017,847
Williams Companies, Inc. (The) ............... 1,314,327 39,771,535
147,789,382
a
Pharmaceuticals  —  6 .5%
Bristol-Myers Squibb Co. .................... 4,008,379 267,639,466
Eli Lilly & Co. ........................... 1,026,138 406,206,989
Johnson & Johnson ....................... 2,472,231 404,704,215
Merck & Co., Inc. ......................... 4,179,288 482,582,385
Pfizer, Inc. ............................. 6,015,245 233,932,878
Zoetis, Inc. , Class A ....................... 683,244 120,100,630
1,915,166,563
a
Professional Services  —  3 .4%
Automatic Data Processing, Inc. ............... 927,089 203,959,580
Booz Allen Hamilton Holding Corp. , Class A ....... 984,745 94,259,791
Broadridge Financial Solutions, Inc. ............ 1,445,133 210,136,789
Paychex, Inc. ........................... 3,436,224 377,503,569
Verisk Analytics, Inc. ....................... 529,697 102,819,485
988,679,214
a
Semiconductors & Semiconductor Equipment  —  1 .8%
Broadcom, Inc. .......................... 182,643 114,425,839
Texas Instruments, Inc. ..................... 2,477,904 414,305,549
528,731,388
a
Software  —  4 .5%
Black Knight, Inc.
(b)
........................ 1,445,553 78,985,016
Gen Digital, Inc. .......................... 9,902,204 174,971,945
Microsoft Corp. .......................... 1,392,189 427,763,992
Oracle Corp. ............................ 4,310,326 408,274,079
Roper Technologies, Inc. .................... 436,621 198,566,498
VMware, Inc. , Class A
(b)
.................... 235,452 29,438,563
1,318,000,093
a

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2023
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Specialized REITs  —  1 .2%
Extra Space Storage, Inc. ................... 257,812 $ 39,197,737
Public Storage ........................... 1,089,358 321,175,419
360,373,156
a
Specialty Retail  —  2 .5%
AutoZone, Inc.
(b)
......................... 110,691 294,804,447
Home Depot, Inc. (The) .................... 700,170 210,429,092
Lowe's Companies, Inc. .................... 233,487 48,525,603
O'Reilly Automotive, Inc.
(a) (b)
.................. 197,495 181,164,139
734,923,281
a
Technology Hardware, Storage & Peripherals  —  1 .2%
Apple, Inc. ............................. 1,520,058 257,923,442
Dell Technologies, Inc. , Class C ............... 1,660,385 72,210,144
NetApp, Inc. ............................ 415,851 26,152,869
356,286,455
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 131,123 19,438,985
a
Security Shares Value
a
Wireless Telecommunication Services  —  1 .4%
T-Mobile U.S., Inc.
(a) (b)
...................... 2,926,878 $ 421,177,744
a
Total Long-Term Investments — 99.7%
(Cost: $ 27,281,652,526 ) .............................. 29,366,001,669
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.02%
(c) (d) (e)
...................... 217,687,463 217,752,768
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(c) (d)
............................ 45,957,312 45,957,312
a
Total Short-Term Securities — 0.9%
(Cost: $ 263,547,599 ) ................................ 263,710,080
Total Investments — 100.6%
(Cost: $ 27,545,200,125 ) .............................. 29,629,711,749
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (189,408,253)
Net Assets — 100.0% ................................. $ 29,440,303,496
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 189,835,614  $ 27,883,124
(a)
$ —  $ (36,846) $ 70,876  $ 217,752,768  217,687,463  $ 717,883
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 49,067,165  —  (3,109,853)
(a)
—  —  45,957,312  45,957,312  1,365,857  45
$ (36,846) $ 70,876
$ 263,710,080
$ 2,083,740  $ 45
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 40 06/16/23 $ 1,331 $ 17,345
E-Mini S&P 500 Index ................................................................... 326 06/16/23 68,273 2,643,262
$ 2,660,607

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
MSCI USA Min Vol Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 29,366,001,669 $ — $ — $ 29,366,001,669
Short-Term Securities
Money Market Funds ...................................... 263,710,080 — — 263,710,080
$ 29,629,711,749 $ — $ — $ 29,629,711,749
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,660,607 $ — $ — $ 2,660,607
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares